Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 565,081,333.33
Previously Paid Amount	0.00
Total Fee Amount	78,037.73
Total Offset Amount	0.00
Net Fee	$ 78,037.73